Variable Interest Entities (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Minimum Interest [Member]	Dec. 31, 2012 Minimum Interest [Member]	Sep. 30, 2013 Holders Of Non Controlling Interests [Member]	Dec. 31, 2012 Holmdel Pharmaceuticals LP [Member]	Dec. 31, 2012 SWKHP Holdings LP [Member]
Note4VariableInterestEntitiesDetailsLineItems [Line Items]
Payments to Acquire Intangible Assets								$ 13,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures									6,000
Percent of Pharmaceutical Product's Cash Flow to be Received by the Limited Partnership	84.00%	84.00%		84.00%	39.00%	39.00%
Income (Loss) from Equity Method Investments	627	1,042	2,779
Proceeds from Equity Method Investment, Dividends or Distributions		3,403	5,354
Payments of Distributions to Affiliates							1,815
Stockholders' Equity Attributable to Noncontrolling Interest	$ 5,728	$ 5,728	$ 5,613	$ 7,000
Noncontrolling Interest, Ownership Percentage by Parent								84.00%